Expenses By Nature	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Expenses By Nature
EXPENSES BY NATURE:
We have presented our consolidated statement of operations by function. Included in our cost of sales and SG&A for the year ended December 31, 2017 were employee-related costs of $726.4 (2016 — $711.3; 2015 — $690.9) including employee stock-based compensation expense of $30.1 (2016 — $33.0; 2015 — $37.6), freight and transportation costs of $79.3 (2016 — $80.9; 2015 — $76.8), depreciation expense of $67.6 (2016 — $66.2; 2015 — $59.1) and rental expense of $28.5 (2016 — $27.1; 2015 — $25.6).